united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Dr. Suite 110., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 6/30

Date of reporting period: 6/30/17

Item 1. Reports to Stockholders.

Annual Report

June 30, 2017

1-877-7PWRINC

1-877-779-7462

www.powermutualfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Power Income Fund, Power Dividend Index Fund or Power Momentum Index Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

POWER INCOME FUND,

POWER DIVIDEND INDEX FUND &

POWER MOMENTUM INDEX FUND

ANNUAL LETTER TO

SHAREHOLDERS

By Jeffrey R. Thompson, President & CEO, Investment Committee

August 16, 2017

Dear Investors,

We are pleased to address our seventh annual letter to shareholders for the Power Income Fund, fourth for the Power Dividend Index Fund and first for the Power Momentum Index Fund.

The Power Income Fund’s objective is to maximize total return from income and capital appreciation with the preservation of capital a secondary objective. The Fund seeks to beat an index of all bonds, corporate and government (Bloomberg Barclays Capital U.S. Aggregate Bond Index) over a full market cycle. During the period from June 30, 2016 through June 30, 2017 and year to date through June 30, 2017, the Power Income Fund had the following performance for the various share classes relative to the fixed income indices:

Returns for Period June 30, 2016 to June 30, 2017 and Year to Date through June 30, 2017

	6/30/16-6/30/17	12/31/16-6/30/17
Power Income Fund Class I	5.07%	2.39%
Power Income Fund Class A	4.78%	2.27%
Power Income Fund Class A with Load	-0.48%	-2.86%
Power Income Fund Class C	3.93%	1.92%
Bloomberg Barclays Capital U.S. Aggregate Bond Index	-0.31%	2.27%
BofA Merrill Lynch U.S. High Yield Master II Index	12.75%	4.91%

The Power Income Fund employs a “Tactical” approach to investing. The Fund generally invests in high yield bond funds and/ or money market funds utilizing a proprietary defensive trading system to determine the investments. The system indicates whether it is time to be invested in the high yield asset class or money markets. The purpose of switching between these two investments is an attempt to minimize losses during a downturn and participate in gains during upturns. In addition, the “Tactical” approach can utilize a hedging strategy utilizing mutual funds with an inverse relationship to the high yield asset class or short sell high yield Exchange Traded Funds (ETFs). Hedging may be utilized to offset a long position to attempt to bring the Fund to a market neutral position.

The Power Dividend Index Fund’s primary objective is total return from dividend income and capital appreciation. Capital preservation is a secondary objective of the fund. The Fund seeks to beat the total return performance of the S&P 500 Total Return Index over a full market cycle on a risk adjusted basis. During the period from June 30, 2016 through June 30, 2017 and year to date through June 30, 2017, the Power Dividend Index Fund had the following performance for the various share classes relative to the S&P 500 Total Return Index:

Returns for Period June 30, 2016 to June 30, 2017 and Year to Date through June 30, 2017

	6/30/16-6/30/17	12/31/16-6/30/17
Power Dividend Index Fund Class I	10.19%	2.97%
Power Dividend Index Fund Class A	9.94%	2.85%
Power Dividend Index Fund Class A with Load	4.41%	-2.30%
Power Dividend Index Class C	9.07%	2.43%
S&P 500 Total Return Index	17.90%	9.34%

W.E. Donoghue & Co., LLC (W.E. Donoghue) primarily utilizes technical trend analysis to determine its investment allocations and does not make market predictions. The Power Dividend Index Fund seeks to replicate the W.E. Donoghue Power Dividend Total Return Index. The index is a combination of a rules based mechanical quantitative index with a technically driven tactical overlay.

Index Description. W.E. Donoghue’s Power Dividend Index (PWRDXTR) uses the total return variation of the S-Network Sector Dividend Dogs Index (SDOGXTR) to signal investment into and out of the SDOGXTR Index.

Index Methodology. PWRDXTR uses a proprietary methodology to trigger allocations between an equally weighted portfolio of stocks that are assembled according to the Sector Dividend Dogs Index (SDOGX) methodology and 90 day U.S. Treasury-Bills. The SDOGX methodology employs a systematic approach to identify the five stocks in each of the ten S&P 500 sectors with the highest dividend yields. This methodology is designed to convey the benefits of high dividend yield, sector diversification and equal weighting. The tactical overlay for allocating between either stocks or cash equivalents is based on exponential moving average crossovers.

Rebalancing. The underlying equity portfolio (SDOGX) rebalances quarterly, at the close of trading on the third Friday of the last month of each calendar quarter. The Power Dividend Index Fund will implement this rebalance to be positioned on the following Monday at the open.

The Power Momentum Index Fund’s primary investment objective is capital growth with a secondary objective of generating income. The Fund seeks to beat the total return performance of the S&P 500 Total Return Index over a full market cycle on a risk adjusted basis. During the period from inception, December 23, 2016, through June 30, 2017 and year to date through June 30, 2017, the Power Momentum Index Fund had the following performance for the various share classes relative to the S&P 500 Total Return Index:

Returns for Period December 23, 2016 to June 30, 2017 and Year to Date through June 30, 2017

	12/23/16-6/30/17	12/31/16-6/30/17
Power Momentum Index Fund Class I	2.28%	3.53%
Power Momentum Index Fund Class A	2.14%	3.38%
Power Momentum Index Fund Class A with Load	-3.00%	-1.79%
Power Momentum Index Class C	1.84%	3.08%
S&P 500 Total Return Index	8.17%	9.34%

W.E. Donoghue primarily utilizes technical trend analysis to determine its investment allocations and does not make market predictions. The Power Momentum Index Fund seeks to replicate the W.E. Donoghue Power Momentum Total Return Index. The index is a combination of a rules based mechanical quantitative index with a technically driven tactical overlay.

Index Description. W.E. Donoghue’s Power Momentum Index (PWRMOXTR) uses the total return variation of the S-Network Sharpe Ratio Large Cap Index (SHRPXTR) to signal investment into and out of the SHRPXTR Index. The index is reconstituted on a quarterly basis.

Index Methodology. PWRMOXTR uses a proprietary methodology to trigger allocations between an equally weighted portfolio of stocks that are assembled according to the Sharpe Ratio Index (SHRPX) methodology and 1-3 year U.S. Treasury Bonds. The SHRPX methodology employs a systematic approach to identify the five stocks in each of the ten S&P 500 GICS (Global Investment Classification System) sectors with the highest Sharpe Ratios. This methodology is designed to convey the benefits of high Sharpe Ratio, sector diversification and equal weighting. The tactical overlay for allocating between either stocks or bonds is based on intermediate term linear weighted moving average crossovers that are applied to each of the respective 10 GICS sectors.

Rebalancing. The underlying equity portfolio (SHRPX) rebalances quarterly, at the close of trading on the third Friday of the last month of each calendar quarter. The Power Momentum Index Fund will implement this rebalance to be positioned on the following Monday at the open.

THE YEAR IN REVIEW

The Market Shrugs Off Brexit in 3rd Quarter of 2016

After experiencing downside volatility in June of 2016 over the U.K. referendum vote to leave the European Union, the markets began the 3rd quarter of 2016 shrugging off Brexit and having a strong July. The risk on trade was most evident in the international markets and the higher potential growth areas of the domestic markets such as small caps, and the equity growth asset classes in general. The focus shifted away from European political risk back to a general sense of comfort from global monetary accommodation expectations, sluggish albeit stable economic growth, and historically low interest rates. The following reflects the performance of the major global asset classes for the period:

Source: BlackRock Company Institute

“Trumponomics” Give Risk Assets 4th Quarter 2016 Lift

The futures markets looked pretty dire on the night of the election on November 8th. Wall Street was clearly at unease as the volatile President-Elect was about to be elected. However, subsequent to Trump’s victory speech, the market began to react favorably to the idea of having a pro-growth President. Trump has vowed to “Make America Great Again.” In his typical unabashed manor, he has proposed to slash taxes, repatriate corporate assets overseas, repeal or alter significantly Obamacare, reduce stifling regulations, and boost infrastructure spending. These pro-growth policies had been reflected in the lift in risk assets in the 4th quarter. The change in sentiment and national direction helped pave the way for the Federal Open Market Committee (FOMC) to raise interest rates for the first time since December of 2015. They raised the Fed Funds rates up to 0.50%-0.75%. In addition, they had choreographed three additional rate hikes (of course, data dependent) for 2017. The United States could ultimately be leading the global economy out of a mindset fearful of deflation to one truly of “hope and change” and to a cautiously welcomed reflationary environment.

Are We in the Midst of the Long Awaited Secular Bond Market Turning Point?

The bond market has been in a major secular bull market dated back to the early 1980’s. Interest rates have been falling albeit not on a straight line to unprecedented and historically low levels. For fixed income investors, this has been a tailwind as interest rates fall bond prices appreciate. This phenomenon could be on the precipice of change. It is unclear whether we are in the midst of the long awaited secular bond market turning point or if we are simply experiencing a temporaneous uptick in rates. Clearly, the markets have been digesting the pro-growth regime change. As previously mentioned, the focus has quickly shifted from concerns over deflation to concerns over inflation.

Having said the aforementioned, the higher quality fixed income asset classes which are more subject to interest rate risk may be faced with a headwind moving forward. As interest rates rise, bond prices fall. The higher the quality the more potential interest rate risk. Further, the longer the maturity of the bond or duration of bond funds the more interest rate sensitive. In turn, areas that are less interest rate sensitive fared better in the 4th quarter of 2016 as can be seen in the following chart (ETFs are being used as proxies for the fixed income segments):

Source: Bloomberg Finance L.P.

Should Trump fulfill on his promises and growth be reflected in the data moving forward, we could be in the midst of a major turning point and rotation from the perceived safer and less volatile higher quality fixed income assets into areas such as the lower quality higher yielding credit markets.

2016 and 4th Quarter-at-a-Glance

Unlike 2015, which was a very narrow market led by the “FANG” (Facebook, Amazon, Netflix and Google) stocks, 2016 brought on a more positive and wider breadth market particularly in the fourth quarter. As is depicted in the following chart, 2016 brought on the resurgence of asset classes such as small caps and mid-caps:

Source: Bloomberg Finance L.P.

The Bull Market Celebrates 8th Birthday in Q1 2017

The eight-year bull market run continued to advance in the first quarter of 2017. This is the second longest bull market cycle dating back to World War II. We are currently in our 102nd month of the cycle which began at the low seen on March 9th, 2009. This current bull market has only been outmatched by the market move between 1990 and 2000 which lasted 113 months. Further, the current bull run has offered the second highest total return relative to all other bull markets stretching back to WWII.

The total return for the S&P 500 Index from the low through August 14, 2017 is over 333% and has averaged over 19%.

Source: Bloomberg Finance L.P.

During the aforementioned period, the market has also gotten relatively expensive with the S&P 500 Index carrying a P/E (price to earnings) multiple of nearly 25 on a trailing twelve-month basis which compares to the dot com bubble era at a P/E of 30 in the year 2000.

2017 and 1st Quarter at a Glance

In the first quarter of 2017, strength in the market continued as optimism that President Trump’s pro-growth policies would provide additional thrust to the economy. Although risk assets put in a solid first quarter, the momentum began to fade as the Trump Healthcare Reform Bill saw infighting amongst Republicans in Washington and did not make it to the House floor. In addition, the Federal Open Market Committee provided an additional uptick in short term rates by lifting the Fed Funds rates by 25 basis points to a range of 75-100 bps on the Ides of March.

Global Equity Advance Continues in Q2 2017

The global equity markets continued to advance during the second quarter as the market experienced a benign environment with respect to volatility. Most asset classes experienced positive returns for the quarter. The global markets continue to benefit from a synchronized global central bank stimulus effort. The combination of global interest rates at or near historically low levels with the expansion of the major central bank balance sheets (in the trillions) has created an opportunistic environment for risk assets. The economy is still offering relatively low inflation but continues to struggle with tepid growth. The Federal Reserve, led by Janet Yellen, continues to be challenged with attempting to normalize interest rates. The Fed has recently raised short term rates to between 100-125 basis points. In addition, they have signaled a bias change towards reducing their balance sheet in the coming months. This in effect will have a tightening impact. However, foreign central banks continue to remain more accommodative, but they could soon follow as their economies have begun to pick up and their companies have begun to turn the corner from a profits recession. Globally, the international markets fueled by a weakening dollar continued to lead the way for the second quarter, particularly, emerging market equities as is depicted in the following chart:

Source: Bloomberg Finance L.P.

Domestically Large Caps and Growth Lead the Way

In the U.S., it was large cap stocks and particularly large cap growth that led the way in the second quarter. There continues to be a concern over the rapidly growing “FANG” (Facebook, Amazon, Netflix, and Google/Alphabet) technology and consumer discretionary stocks providing a more narrow and concentrated impact on large cap stocks. The following chart reflects the disparity between the S&P 500 Large Cap Growth Index and Large Cap Value indices for the period:

Source: Bloomberg Finance L.P.

Overall the performance of the Funds can largely be attributed to the dividends received from the underlying stocks or high yield funds, capital gains from the underlying stocks or high yield positions and interest received from the cash and cash equivalent exposure. The largest high yield fund positions that were taken during the time period in the Power Income Fund were the Blackrock High Yield Bond Portfolio (BHYIX) and the Blackrock Floating Rate Income Portfolio (BFRIX). The Power Dividend Index Fund maintained a bullish posture throughout the period. The strategy did perform its annual reconstitution in December of 2016 and performed its quarterly rebalance. The Power Momentum Index Fund did de-risk away from three sectors for the referenced period being financials, telecommunications, and energy. The index and consequently fund are still defensive on energy and telecommunications and are currently holding short term treasuries for approximately 26% of the overall fund. The Power Income Fund share classes generally outperformed the primary benchmark being the Bloomberg Barclays Capital U.S. Aggregate Bond Index for the trailing one year period as can be illustrated in the table on page 1. The Fund did significantly reduce the downside risk for the period as it did get defensive. The Power Dividend Index Fund and Power Momentum Index Fund underperformed its benchmark (being the S&P 500 Total Return Index) for the year to date period as well as the trailing one year period as depicted in their respective performance tables on page 2 and 3. The underperformance for the Power Dividend Index Fund can largely be attributable to the significant difference in the large cap value asset class performance vs. large cap growth. In addition, the equal weighted allocations towards the telecommunications and energy sectors which underperformed negatively impacted the strategy on a relative basis to its benchmark. Lastly, both the Power Dividend Index Fund and the Power Momentum Index Fund underperformed partly due to the relatively lower technology exposure. The W.E. Donoghue management team believes that the underperformance is temporary.

DIVIDENDS AND DISTRIBUTIONS

In accordance with the Funds’ policies and prospectuses the Power Income Fund, Power Dividend Index Fund and Power Momentum Fund did make the following distributions for each of the respective share classes:

Power Income Fund Class I Share - PWRIX

Distribution Date	Dividend Income	Distribution Total
9/29/2016	0.0667	0.0667
3/30/2017	0.1152	0.1152
6/29/2017	0.1036	0.1036

Power Income Fund Class A Share - PWRAX

Distribution Date	Dividend Income	Distribution Total
9/29/2016	0.0611	0.0611
3/30/2017	0.1090	0.1090
6/29/2017	0.0972	0.0972

Power Income Fund Class C Share - PWRCX

Distribution Date	Dividend Income	Distribution Total
9/29/2016	0.0430	0.0430
3/30/2017	0.0915	0.0915
6/29/2017	0.0783	0.0783

Power Dividend Index Fund Class I Share - PWDIX

Distribution Date	Dividend Income	Distribution Total
9/29/2016	0.0691	0.0691
12/28/2016	0.0672	0.0672
3/30/2017	0.0845	0.0845
6/29/2017	0.0791	0.0791

Power Dividend Index Fund Class A Share - PWDAX

Distribution Date	Dividend Income	Distribution Total
9/29/2016	0.0623	0.0623
12/28/2016	0.0607	0.0607
3/30/2017	0.0777	0.0777
6/29/2017	0.0720	0.0720

Power Dividend Index Fund Class C Share - PWDCX

Distribution Date	Dividend Income	Distribution Total
9/29/2016	0.0441	0.0441
12/28/2016	0.0403	0.0403
3/30/2017	0.0576	0.0576
6/29/2017	0.0513	0.0513

Power Momentum Index Fund Class I Share - MOJOX

Distribution Date	Dividend Income	Distribution Total
3/30/2017	0.0179	0.0179

Power Momentum Index Fund Class A Share - MOJAX

Distribution Date	Dividend Income	Distribution Total
3/30/2017	0.0134	0.0134

Power Momentum Index Fund Class C Share - MOJCX

Distribution Date	Dividend Income	Distribution Total
3/30/2017	0.0137	0.0137

MARKET OUTLOOK AND POTENTIAL POWER INCOME, AND POWER DIVIDEND INDEX AND POWER MOMENTUM INDEX FUND IMPLICATIONS

W.E. Donoghue primarily utilizes technical trend analysis to determine its investment allocations and does not make market predictions. However, the firm does recognize the current economic environment we are in and can comment to the behavior of equities and the high yield asset class in general. High Yield bond funds, often referred to as “Junk” bond funds, trade on earnings similar to stocks and they generally do well in an improving economy and generally falter in recessionary times. This asset class typically is made up of lower credit quality bonds and hence commands a higher yield, or interest rate, to compensate investors for the additional risk of holding lower credit quality issues. As with any bond issue, this asset class is subject to the ability of corporations to meet their debt payments.

As of the time of this report, W.E. Donoghue is positioned in an opportunistic position with both the Power Income Fund and Power Dividend Index Fund. As previously mentioned, the Power Momentum Index Fund has taken a defensive position with about 26% of the fund. Our technical indicators are currently generally bullish for all three funds. The overall market has had a nice move since the beginning of the year. The earnings environment continues to improve. However, global growth continues to be sluggish. Further, the market overall is getting particularly expensive. Looking forward, we are cautiously optimistic about the overall market and strongly believe that having tactical defensive risk management makes more sense than ever at this point in the cycle.

We want to thank you for your continued investment and vote of confidence in the Power Income Fund, Power Dividend Index Fund and Power Momentum Index Fund.

Regards,

Investment Committee

W.E. Donoghue & Co., LLC.

Adviser to the Power Income Fund, Power Dividend Index Fund and Power Momentum Index Fund

The Standard and Poor’s 500 Total Return Index: A commonly used benchmark index for large capitalization stocks. The index is comprised of 500 large capitalization U.S. stocks and is administered by Standard and Poor’s. You cannot invest in an index.

The BofA Merrill Lynch U.S. High Yield Master II Index: A commonly used benchmark index for high yield corporate bonds. It is administered by Merrill Lynch. The BofA Merrill Lynch U.S. High Yield Master II Index is a measure of the broad high yield market. You cannot invest in an index.

The Bloomberg Barclays Capital U.S. Aggregate Bond Index: A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest in an index.

The historical performance of the Standard and Poor’s 500 Total Return Index, BofA Merrill Lynch U.S. High Yield Master II Index and Bloomberg Barclays Capital U.S. Aggregate Bond Index are unmanaged, do not reflect the deduction of transaction and custodial charges, nor the deduction of a management fee, the incurrence of which would have the effect of decreasing indicated historical performance results.

3615-NLD-8/17/2017

Power Income Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2017

The Fund’s performance figures* for the periods ended June 30, 2017, compared to its benchmarks:

		Annualized	Annualized	Annualized	Annualized
	One Year	Three Year	Five Year	Since Inception (a)	Since Inception (b)
Power Income Fund - Class A	4.78%	0.77%	3.00%	2.74%	N/A
Power Income Fund - Class A with load	(0.48)%	-0.92%	1.96%	1.96%	N/A
Power Income Fund - Class C	3.93%	N/A	N/A	N/A	1.25%
Power Income Fund - Class I	5.07%	1.00%	3.24%	2.98%	N/A
Bloomberg Barclays Capital U.S. Aggregate Bond Index (c)	(0.31)%	2.48%	2.21%	2.99%	2.24%
B of A Merrill Lynch U.S. High Yield Master II Index (d)	12.75%	4.48%	6.91%	7.45%	5.76%

Comparison of the Change in Value of a $10,000 Investment

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s prospectus dated October 28, 2016 is 1.70%, 2.45% and 1.45%, for Class A, Class C and Class I shares, respectively. Class A Shares are subject to a maximum sales charge of 5.00% imposed on purchases. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is September 14, 2010 for Class A and Class I shares.

(b)	Inception date is November 25, 2014 for Class C shares.

(c)	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes U.S. Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S. Dollars. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.

(d)	The Merrill Lynch U.S. High Yield Master II Index measures the performance of below investment grade, U.S. dollar denominated corporate bonds, publicly issued in the U.S. domestic market. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.

Portfolio Composition as of June 30, 2017

Holdings By Investment Type	% of Net Assets
Mutual Fund - Debt	83.7%
Money Market Funds	16.3%
Liabilities in Excess of Other Assets	0.0%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Power Dividend Index Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2017

The Fund’s performance figures* for the periods ended June 30, 2017, compared to its benchmark:

		Annualized	Annualized	Annualized
	One Year	Three Year	Since Inception (a)	Since Inception (b)
Power Dividend Index Fund - Class A	9.94%	4.20%	6.92%	N/A
Power Dividend Index Fund - Class A with load	4.41%	2.43%	5.42%	N/A
Power Dividend Index Fund - Class C	9.07%	N/A	N/A	2.55%
Power Dividend Index Fund - Class I	10.19%	4.46%	7.17%	N/A
S&P 500 Total Return Index (c)	17.90%	9.61%	11.72%	8.60%

Comparison of the Change in Value of a $10,000 Investment

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s Class A, Class C and Class I prospectus dated October 28, 2016 is 1.61%, 2.36% and 1.36% for Class A, Class C, and Class I shares, respectively. Class A shares are subject to a maximum sales charge imposed on purchases of 5.00%. Class A, Class C and Class I shares are subject to a redemption fee of 1.00% of amounts redeemed within 30 days of purchase. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is November 7, 2013 for Class A and Class I shares.

(b)	Inception date is November 25, 2014 for Class C shares.

(c)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of June 30, 2017

Holdings By Industry Group	% of Net Assets
Pharmaceuticals	10.4%
Electric	10.0%
Chemicals	8.4%
Telecommunications	7.9%
Diversified Financial Services	6.4%
Oil & Gas	6.2%
Computers	6.0%
Pipelines	4.4%
Auto Manufacturers	4.2%
Miscellaneous Manufacturing	4.1%
Other Industries	31.9%
Other Assets Less Liabilities	0.1%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Power Momentum Index Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2017

The Fund’s performance figures* for the period ended June 30, 2017, compared to its benchmark:

Since Inception (a)
Power Momentum Index Fund - Class A	2.14%
Power Momentum Index Fund - Class A with load	(3.00)%
Power Momentum Index Fund - Class C	1.84%
Power Momentum Index Fund - Class I	2.28%
S&P 500 Total Return Index (b)	8.17%

Comparison of the Change in Value of a $10,000 Investment

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s Class A, Class C and Class I prospectus dated June 28, 2016 as amended January 10, 2017 is 1.95%, 2.70% and 1.70% for Class A, Class C, and Class I shares, respectively. The adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least October 31, 2017, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation, will not exceed 2.25%, 3.00% and 2.00% of the Fund’s average daily net assets for Class A, Class C, and Class I shares, respectively. Class A shares are subject to a maximum sales charge imposed on purchases of 5.00%. Class A, Class C and Class I shares are subject to a redemption fee of 1.00% of amounts redeemed within 30 days of purchase. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is December 23, 2016

(b)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of June 30, 2017

Holdings By Industry Group/Investment Type	% of Net Assets
Exchange Traded Fund - Debt	25.7%
Electric	9.8%
Healthcare - Products	6.2%
Chemicals	5.9%
Commercial Services	4.6%
Electronics	4.2%
Beverages	4.1%
Internet	4.1%
Lodging	4.1%
Miscellaneous Manufacturing	4.1%
Other Industries	27.1%
Other Assets Less Liabilities	0.1%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Power Income Fund
PORTFOLIO OF INVESTMENTS
June 30, 2017

Shares		Value
	MUTUAL FUNDS - 83.7%
	DEBT FUNDS - 83.7%
2,105,581	BlackRock Funds II - Floating Rate Income Portfolio - Institutional Class	$21,476,932
4,836,767	BlackRock High Yield Portfolio - Institutional Class	37,581,677
3,652,794	Columbia High Yield Bond Fund - Class Z	10,848,798
907,141	Deutsche High Income Fund - Institutional Class	4,327,064
432,574	Hartford High Yield Fund -Institutional Class	3,235,655
1,022,503	Invesco High Yield Fund - Class Y	4,314,964
1,594,361	JPMorgan High Yield Fund - Institutional Class	11,862,044
844,879	Lord Abbett High Yield Fund - Institutional Class	6,488,671
1,120,521	MainStay High Yield Corporate Bond Fund - Institutional Class	6,454,202
222,907	Metropolitan West High Yield Bond Fund - Institutional Class	2,159,965
1,224,579	Neuberger Berman High Income Bond Fund - Institutional Class	10,751,803
465,172	Northeast Investors Trust	2,228,177
3,621,298	PIMCO High Yield Fund - Institutional Class	32,591,681
1,602,375	RidgeWorth Seix Floating Rate High Income Fund - Institutional Class	13,956,686
331,764	RidgeWorth Seix High Income Fund - Institutional Class	2,146,515
511,238	RidgeWorth Seix High Yield Fund - Institutional Class	4,294,396
	TOTAL MUTUAL FUNDS (Cost - $171,584,258)	174,719,230

	SHORT-TERM INVESTMENTS - 16.3%
	MONEY MARKET FUNDS - 16.3%
22,862	Dreyfus Treasury Securities Cash Management - Institutional Class, 0.75% *	22,862
23,036	Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 0.81% *	23,036
33,856,663	Goldman Sachs Financial Square Funds - Government Fund - FST Shares, 0.86% *	33,856,663
22,336	Invesco Stit Liquid Assets - STIT - Government & Agency Portfolio - Institutional Class, 0.59% *	22,336
	TOTAL SHORT-TERM INVESTMENTS (Cost - $33,924,897)	33,924,897

	TOTAL INVESTMENTS - 100.0% (Cost - $205,509,155) (a)	$208,644,127
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%	(33,376)
	NET ASSETS - 100.0%	$208,610,751

*	Money market fund; interest rate reflects effective yield on June 30, 2017.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $205,516,066 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$3,197,263
Unrealized depreciation	(69,202)
Net unrealized appreciation	$3,128,061

Power Dividend Index Fund
PORTFOLIO OF INVESTMENTS
June 30, 2017

Shares		Value
	COMMON STOCK - 98.9%
	AGRICULTURE - 4.0%
206,518	Altria Group, Inc.	$15,379,395
130,037	Philip Morris International, Inc.	15,272,846
		30,652,241
	AUTO MANUFACTURERS - 4.2%
1,409,806	Ford Motor Co.	15,775,729
457,870	General Motors Co.	15,993,399
		31,769,128
	BEVERAGES - 2.0%
347,217	Coca-Cola Co.	15,572,682

	CHEMICALS - 8.4%
590,102	CF Industries Holdings, Inc.	16,499,252
244,410	Dow Chemical Co.	15,414,939
193,851	LyondellBasell Industries	16,359,086
680,782	Mosaic Co.	15,542,253
		63,815,530
	COMPUTERS - 6.0%
889,646	HP, Inc.	15,551,012
101,731	International Business Machines Corp.	15,649,280
368,845	Seagate Technology PLC	14,292,744
		45,493,036
	COSMETICS/PERSONAL CARE - 2.0%
176,434	Procter & Gamble Co.	15,376,223

	DIVERSIFIED FINANCIAL SERVICES - 6.4%
459,309	Invesco Ltd.	16,163,084
1,017,132	Navient Corp.	16,935,248
214,499	T. Rowe Price Group, Inc.	15,917,971
		49,016,303
	ELECTRIC - 10.0%
182,053	Duke Energy Corp.	15,217,810
196,768	Entergy Corp.	15,105,879
536,375	FirstEnergy Corp.	15,640,695
399,475	PPL Corp.	15,443,704
307,243	Southern Co.	14,710,795
		76,118,883
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.0%
257,760	Emerson Electric Co.	15,367,651

	ELECTRONICS - 2.0%
303,038	Garmin Ltd.	15,464,029

	FOREST PRODUCTS & PAPER - 2.1%
286,779	International Paper Co.	16,234,559

	HOUSEHOLD PRODUCTS - 2.1%
121,645	Kimberly-Clark Corp.	15,705,586

	INSURANCE - 2.0%
267,725	Arthur J Gallagher & Co.	15,327,256

	MACHINERY - CONSTRUCTION & MINING - 2.1%
146,059	Caterpillar, Inc.	15,695,500

	MISCELLANEOUS MANUFACTURING - 4.1%
205,366	Eaton Corp. PLC	15,983,636
557,779	General Electric Co.	15,065,611
		31,049,247
	OFFICE/BUSINESS EQUIPMENT - 2.1%
564,817	Xerox Corp.	16,227,192

Power Dividend Index Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Shares		Value
	COMMON STOCK - 98.9% (Continued)
	OIL & GAS - 6.2%
148,109	Chevron Corp.	$15,452,212
260,751	Occidental Petroleum Corp.	15,611,162
241,084	Valero Energy Corp.	16,263,527
		47,326,901
	PHARMACEUTICALS - 10.4%
225,361	AbbVie, Inc.	16,340,926
192,897	Eli Lilly & Co.	15,875,423
119,264	Johnson & Johnson	15,777,435
244,800	Merck & Co., Inc.	15,689,232
477,927	Pfizer, Inc.	16,053,568
		79,736,584
	PIPELINES - 4.4%
323,082	ONEOK, Inc.	16,851,957
544,036	Williams Cos., Inc.	16,473,410
		33,325,367
	RETAIL - 2.2%
1,697,394	Staples, Inc.	17,092,758

	SAVINGS & LOANS - 2.1%
894,584	People’s United Financial, Inc.	15,798,353

	TELECOMMUNICATIONS - 7.9%
403,991	AT&T, Inc.	15,242,580
610,029	CenturyLink, Inc.	14,567,492
501,392	Cisco Systems, Inc.	15,693,570
336,809	Verizon Communications, Inc.	15,041,890
		60,545,532
	TOYS/GAMES/HOBBIES - 2.1%
756,030	Mattel, Inc.	16,277,326

	TRANSPORTATION - 2.1%
145,712	United Parcel Services, Inc.	16,114,290

	TOTAL COMMON STOCK (Cost - $711,253,619)	755,102,157

	SHORT-TERM INVESTMENTS - 1.0%
	MONEY MARKET FUNDS - 1.0%
4,394	Dreyfus Treasury Securities Cash Management - Institutional Class, 0.75% *	4,394
6,054	Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 0.81% *	6,054
7,307,247	Goldman Sachs Financial Square Funds - Government Fund - FST Shares, 0.86% *	7,307,247
4,811	Invesco Stit Liquid Assets - STIT - Government & Agency Portfolio - Institutional Class, 0.59% *	4,811
	TOTAL SHORT-TERM INVESTMENTS (Cost - $7,322,506)	7,322,506

	TOTAL INVESTMENTS - 99.9% (Cost - $718,576,125) (a)	$762,424,663
	OTHER ASSETS LESS LIABILITIES - 0.1%	1,071,089
	NET ASSETS - 100.0%	$763,495,752

PLC - Public Limited Company

*	Money market fund; interest rate reflects effective yield on June 30, 2017.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $721,191,090 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$68,576,833
Unrealized depreciation	(27,343,260)
Net unrealized appreciation	$41,233,573

Power Momentum Index Fund
PORTFOLIO OF INVESTMENTS
June 30, 2017

Shares		Value
	COMMON STOCK - 73.5%
	AEROSPACE/DEFENSE - 4.0%
6,332	Rockwell Collins Co.	$665,367
5,538	United Technologies Corp.	676,245
		1,341,612
	AGRICULTURE - 2.0%
10,165	Reynolds American, Inc.	661,132

	BEVERAGES - 4.1%
14,755	Coca-Cola Co.	661,762
3,697	Constellation Brands, Inc.	716,220
		1,377,982
	CHEMICALS - 5.9%
6,180	Albemarle Corp.	652,237
8,877	FMC Corp.	648,465
4,985	Praxair, Inc.	660,762
		1,961,464
	COMMERCIAL SERVICES - 4.6%
5,044	Ecolab, Inc.	669,591
12,529	PayPal Holdings, Inc. *	672,431
1,335	S&P Global, Inc.	194,897
		1,536,919
	COSMETICS/ PERSONAL CARE - 2.0%
6,911	Estee Lauder Cos., Inc.	663,318

	DIVERSIFIED FINANCIAL SERVICES - 0.6%
2,163	CBOE Holdings, Inc.	197,698

	ELECTRIC - 9.8%
9,286	American Electric Power Co., Inc.	645,098
6,102	DTE Energy Co.	645,531
4,726	NextEra Energy, Inc.	662,254
16,943	PPL Corp.	655,016
14,038	Xcel Energy, Inc.	644,063
		3,251,962
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.0%
10,744	AMETEK, Inc.	650,764

	ELECTRONICS - 4.2%
1,131	Mettler-Toledo International, Inc. *	665,639
10,558	PerkinElmer, Inc.	719,422
		1,385,061
	HEALTHCARE-PRODUCTS - 6.2%
11,394	Baxter International, Inc.	689,793
740	Intuitive Surgical, Inc. *	692,174
6,528	Varian Medical Systems, Inc. *	673,624
		2,055,591
	INSURANCE - 1.8%
1,467	Aon PLC	195,038
4,413	Progressive Corp.	194,569
1,338	Willis Towers Watson PLC	194,626
		584,233
	INTERNET - 4.1%
698	Amazon.com, Inc. *	675,664
4,686	Expedia, Inc.	697,980
		1,373,644
	LODGING - 4.1%
6,509	Marriot International, Inc.	652,918
5,190	Wynn Resorts Ltd.	696,083
		1,349,001
	MISCELLANEOUS MANUFACTURING - 4.1%
3,213	3M Co.	668,914
7,610	Ingersoll-Rand PLC	695,478
		1,364,392
	PACKAGING & CONTAINERS - 2.1%
16,702	Ball Corp.	704,991

Power Momentum Index Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Shares		Value
	COMMON STOCK - 73.5% (Continued)
	RETAIL - 4.0%
4,396	McDonald’s Corp.	$673,291
8,525	Wal-Mart Stores, Inc.	645,172
		1,318,463
	SEMICONDUCTORS - 3.8%
15,594	Applied Materials, Inc.	644,188
4,445	Lam Research Corp.	628,656
		1,272,844
	SOFTWARE - 4.1%
11,383	Activision Blizzard, Inc.	655,319
4,920	Adobe Systems, Inc. *	695,885
		1,351,204

	TOTAL COMMON STOCK (Cost - $24,256,723)	24,402,275

	EXCHANGED TRADED FUND - 25.7%
	DEBT FUND - 25.7%
101,226	iShares 1-3 Year Treasury Bond ETF	8,552,585
	TOTAL EXCHANGE TRADED FUND (Cost - $8,551,474)

	SHORT-TERM INVESTMENTS - 0.7%
	MONEY MARKET FUND - 0.7%
235,424	Goldman Sachs Financial Square Funds - Government Fund - FST Shares, 0.86% **	235,424
	TOTAL SHORT-TERM INVESTMENTS (Cost - $235,424)

	TOTAL INVESTMENTS - 99.9% (Cost - $33,043,621) (a)	$33,190,284
	OTHER ASSETS LESS LIABILITIES - 0.1%	23,679
	NET ASSETS - 100.0%	$33,213,963

ETF - Exchange Traded Fund

PLC - Public Limited Company

*	Non-income producing security

**	Money market fund; interest rate reflects effective yield on June 30, 2017

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $33,048,641 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$465,961
Unrealized depreciation	(324,318)
Net unrealized appreciation	$141,643

Power Funds
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2017

	Power Income	Power Dividend	Power Momentum
	Fund	Index Fund	Index Fund
ASSETS
Investment securities:
At cost	$205,509,155	$718,576,125	$33,043,621
At value	$208,644,127	$762,424,663	$33,190,284
Dividends and interest receivable	95,039	1,930,308	20,609
Receivable for Fund shares sold	325,117	1,418,221	4,388
Receivable for securities sold	—	—	1,053,387
Prepaid expenses and other assets	38,872	54,527	45,612
TOTAL ASSETS	209,103,155	765,827,719	34,314,280

LIABILITIES
Payable for investments purchased	—	759,244	981,022
Payable for Fund shares repurchased	232,012	666,114	1,249
Investment advisory fees payable	173,990	624,279	79,714
Payable to related parties	20,654	64,389	5,050
Distribution (12b-1) fees payable	10,191	99,027	444
Accrued expenses and other liabilities	55,557	118,914	32,838
TOTAL LIABILITIES	492,404	2,331,967	1,100,317
NET ASSETS	$208,610,751	$763,495,752	$33,213,963

COMPOSITION OF NET ASSETS:
Paid in capital	$215,432,824	$720,289,222	$32,488,449
Undistributed net investment income	535,842	436,937	663
Accumulated net realized gain (loss) from security transactions	(10,492,887)	(1,078,945)	578,188
Net unrealized appreciation of investments	3,134,972	43,848,538	146,663
NET ASSETS	$208,610,751	$763,495,752	$33,213,963

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$33,483,776	$276,097,679	$184,910
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,332,516	23,495,970	18,121
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$10.05	$11.75	$10.20
Maximum offering price per share (net asset value plus maximum sales charge of 5.00%) (b)	$10.58	$12.37	$10.74

Class C Shares:
Net Assets	$3,912,736	$53,076,259	$532,217
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	393,136	4,547,400	52,331
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$9.95	$11.67	$10.17

Class I Shares:
Net Assets	$171,214,239	$434,321,814	$32,496,836
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	17,017,021	36,936,633	3,182,068
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$10.06	$11.76	$10.21

(a)	Redemptions of Power Dividend Index Fund and Power Momentum Index Fund shares made within 30 days of purchase may be assessed a redemption fee of 1.00%.

(b)	On investments of $50,000 or more, the offering price is reduced.

See accompanying notes to financial statements.

Power Funds
STATEMENTS OF OPERATIONS
For the Year or Period Ended June 30, 2017

	Power Income	Power Dividend	Power Momentum
	Fund	Index Fund	Index Fund (a)
INVESTMENT INCOME
Dividends	$8,532,127	$24,701,446	$271,455
Interest	143,942	39,013	2,369
TOTAL INVESTMENT INCOME	8,676,069	24,740,459	273,824

EXPENSES
Investment advisory fees	2,093,234	6,298,569	119,003
Distribution (12b-1) fees:
Class A	82,661	563,807	71
Class C	36,985	424,503	1,140
Non 12b-1 shareholder servicing fees	133,857	279,871	16,267
Administration fees	127,459	382,915	8,935
Registration fees	66,568	56,996	34,910
Accounting services fees	63,431	97,484	18,471
Transfer agent fees	59,578	207,516	3,069
Custodian fees	26,080	68,499	2,534
Printing and postage expenses	24,999	79,999	14,069
Audit fees	16,695	16,195	15,699
Legal fees	13,498	12,498	7,636
Trustees’ fees and expenses	12,001	12,001	6,604
Compliance officer fees	11,501	24,001	5,610
Insurance expense	6,028	12,987	—
Other expenses	1,001	25,433	2,521
TOTAL EXPENSES	2,775,576	8,563,274	256,539
Less: Fees waived by the Advisor	—	—	(15,514)
NET EXPENSES	2,775,576	8,563,274	241,025

NET INVESTMENT INCOME	5,900,493	16,177,185	32,799

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	2,504,240	15,859,566	578,188
Net change in unrealized appreciation on investments	1,673,438	22,037,141	146,663
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	4,177,678	37,896,707	724,851

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,078,171	$54,073,892	$757,650

(a)	The Power Momentum Index Fund commenced operations on December 23, 2016.

See accompanying notes to financial statements.

Power Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2017	June 30, 2016
FROM OPERATIONS
Net investment income	$5,900,493	$494,233
Net realized gain from security transactions	2,504,240	164,819
Distributions of realized gains from underlying investment companies	—	590,237
Net change in unrealized appreciation on investments	1,673,438	1,461,534
Net increase in net assets resulting from operations	10,078,171	2,710,823

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(885,905)	(161,462)
Class C	(81,173)	(11,830)
Class I	(4,890,023)	(1,311,510)
Net decrease in net assets resulting from distributions to shareholders	(5,857,101)	(1,484,802)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	18,247,613	13,149,285
Class C	1,835,968	1,244,879
Class I	53,349,986	38,188,678
Net asset value of shares issued in reinvestment of distributions:
Class A	803,668	144,315
Class C	64,746	9,957
Class I	3,889,361	1,090,478
Payments for shares redeemed:
Class A	(15,335,696)	(12,425,880)
Class C	(1,280,811)	(356,494)
Class I	(54,869,721)	(107,681,900)
Net increase (decrease) in net assets resulting from shares of beneficial interest	6,705,114	(66,636,682)

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,926,184	(65,410,661)

NET ASSETS
Beginning of Year	197,684,567	263,095,228
End of Year *	$208,610,751	$197,684,567
*Includes undistributed net investment income of:	$535,842	$492,450

SHARE ACTIVITY
Class A:
Shares Sold	1,818,695	1,355,985
Shares Reinvested	80,273	15,127
Shares Redeemed	(1,528,158)	(1,283,096)
Net increase in shares of beneficial interest outstanding	370,810	88,016

Class C:
Shares Sold	184,539	128,899
Shares Reinvested	6,522	1,054
Shares Redeemed	(128,750)	(37,043)
Net increase in shares of beneficial interest outstanding	62,311	92,910

Class I:
Shares Sold	5,300,824	3,951,258
Shares Reinvested	387,828	114,305
Shares Redeemed	(5,448,960)	(11,152,157)
Net increase (decrease) in shares of beneficial interest outstanding	239,692	(7,086,594)

See accompanying notes to financial statements.

Power Dividend Index Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2017	June 30, 2016
FROM OPERATIONS
Net investment income	$16,177,185	$373,331
Net realized gain (loss) from security transactions	15,859,566	(12,548,212)
Net change in unrealized appreciation on investments	22,037,141	29,473,777
Net increase in net assets resulting from operations	54,073,892	17,298,896

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(5,620,145)	(196,107)
Class C	(765,198)	(5,268)
Class I	(9,880,555)	(914,444)
From net realized gains:
Class A	—	(1,931,699)
Class C	—	(352,129)
Class I	—	(4,603,804)
From return of capital:
Class A	—	(232,609)
Class I	—	(506,792)
Net decrease in net assets resulting from distributions to shareholders	(16,265,898)	(8,742,852)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	192,860,361	113,736,725
Class C	26,709,847	19,620,318
Class I	301,440,299	152,636,956
Net asset value of shares issued in reinvestment of distributions:
Class A	5,212,661	2,195,316
Class C	711,238	331,498
Class I	9,214,549	5,758,970
Redemption fee proceeds:
Class A	24,777	7,489
Class C	71	876
Class I	4,740	17,413
Payments for shares redeemed:
Class A	(98,416,055)	(57,237,055)
Class C	(7,232,695)	(3,111,533)
Class I	(171,316,536)	(134,938,685)
Net increase in net assets resulting from shares of beneficial interest	259,213,257	99,018,288

TOTAL INCREASE IN NET ASSETS	297,021,251	107,574,332

NET ASSETS
Beginning of Year	466,474,501	358,900,169
End of Year *	$763,495,752	$466,474,501
*Includes undistributed net investment income of:	$436,937	$75,994

SHARE ACTIVITY
Class A:
Shares Sold	16,629,901	10,773,726
Shares Reinvested	447,118	212,274
Shares Redeemed	(8,467,618)	(5,442,235)
Net increase in shares of beneficial interest outstanding	8,609,401	5,543,765

Class C:
Shares Sold	2,317,491	1,868,296
Shares Reinvested	61,451	32,333
Shares Redeemed	(627,317)	(295,853)
Net increase in shares of beneficial interest outstanding	1,751,625	1,604,776

Class I:
Shares Sold	25,876,948	14,454,463
Shares Reinvested	790,616	555,287
Shares Redeemed	(14,684,376)	(12,807,418)
Net increase in shares of beneficial interest outstanding	11,983,188	2,202,332

See accompanying notes to financial statements.

Power Momentum Index Fund

STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
June 30, 2017 (a)
FROM OPERATIONS
Net investment income	$32,799
Net realized gain from security transactions	578,188
Net change in unrealized appreciation on investments	146,663
Net increase in net assets resulting from operations	757,650

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(21)
Class C	(282)
Class I	(53,516)
Net decrease in net assets resulting from distributions to shareholders	(53,819)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	182,524
Class C	522,289
Class I	35,572,555
Net asset value of shares issued in reinvestment of distributions:
Class A	21
Class C	282
Class I	53,481
Redemption fee proceeds:
Class I	273
Payments for shares redeemed:
Class I	(3,821,293)
Net increase in net assets resulting from shares of beneficial interest	32,510,132

TOTAL INCREASE IN NET ASSETS	33,213,963

NET ASSETS
Beginning of Period	—
End of Period *	$33,213,963
*Includes undistributed net investment income of:	$663

SHARE ACTIVITY
Class A:
Shares Sold	18,119
Shares Reinvested	2
Net increase in shares of beneficial interest outstanding	18,121

Class C:
Shares Sold	52,303
Shares Reinvested	28
Net increase in shares of beneficial interest outstanding	52,331

Class I:
Shares Sold	3,555,776
Shares Reinvested	5,375
Shares Redeemed	(379,083)
Net increase in shares of beneficial interest outstanding	3,182,068

(a)	The Power Momentum Index Fund commenced operations on December 23, 2016.

See accompanying notes to financial statements.

Power Income Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$9.85	$9.76	$10.34	$9.96	$9.77
Activity from investment operations:
Net investment income (1)	0.26	0.02	0.18	0.39	0.34
Net realized and unrealized gain (loss) on investments	0.21	0.13	(0.57)	0.33	0.20
Total from investment operations	0.47	0.15	(0.39)	0.72	0.54
Less distributions from:
Net investment income	(0.27)	(0.06)	(0.19)	(0.34)	(0.34)
Return of capital	—	—	—	—	(0.01)
Total distributions	(0.27)	(0.06)	(0.19)	(0.34)	(0.35)
Net asset value, end of year	$10.05	$9.85	$9.76	$10.34	$9.96
Total return (2)	4.78%	1.53%	(3.81)%	7.30%	5.57%
Net assets, at end of year (000s)	$33,484	$29,161	$28,058	$31,472	$25,194
Ratio of expenses to average net assets (3)	1.52%	1.53%	1.49%	1.52%	1.50%
Ratio of net investment income to average net assets (3,4)	2.62%	0.17%	1.83%	3.89%	3.31%
Portfolio Turnover Rate	253%	238%	554%	93%	170%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the year.

(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Power Income Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C

	Year Ended	Year Ended	Period Ended
	June 30,	June 30,	June 30,
	2017	2016	2015 (1)
Net asset value, beginning of period	$9.78	$9.75	$9.99
Activity from investment operations:
Net investment income (loss) (2)	0.19	(0.05)	0.12
Net realized and unrealized gain (loss) on investments	0.19	0.12	(0.26)
Total from investment operations	0.38	0.07	(0.14)
Less distributions from:
Net investment income	(0.21)	(0.04)	(0.10)
Total distributions	(0.21)	(0.04)	(0.10)
Net asset value, end of period	$9.95	$9.78	$9.75
Total return (3)	3.93%	0.73%	(1.37	)% (4)
Net assets, at end of period (000s)	$3,913	$3,234	$2,319
Ratio of expenses to average net assets (5)	2.27%	2.28%	2.18	% (6)
Ratio of net investment income (loss) to average net assets (5,7)	1.92%	(0.47)%	1.98	% (6)
Portfolio Turnover Rate	253%	238%	554	% (8)

(1)	The Power Income Fund’s Class C shares commenced operations November 25, 2014.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Represents the portfolio turnover for the Fund for the entire year ended June 30, 2015.

See accompanying notes to financial statements.

Power Income Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$9.85	$9.75	$10.33	$9.95	$9.76
Activity from investment operations:
Net investment income (1)	0.29	0.02	0.21	0.42	0.37
Net realized and unrealized gain (loss) on investments	0.21	0.14	(0.58)	0.32	0.20
Total from investment operations	0.50	0.16	(0.37)	0.74	0.57
Less distributions from:
Net investment income	(0.29)	(0.06)	(0.21)	(0.36)	(0.37)
Return of capital	—	—	—	—	(0.01)
Total distributions	(0.29)	(0.06)	(0.21)	(0.36)	(0.38)
Net asset value, end of year	$10.06	$9.85	$9.75	$10.33	$9.95
Total return (2)	5.07%	1.70%	(3.57)%	7.56%	5.83%
Net assets, at end of year (000s)	$171,214	$165,290	$232,718	$295,316	$224,806
Ratio of expenses to average net assets (3)	1.27%	1.28%	1.25%	1.27%	1.25%
Ratio of net investment income to average net assets (3,4)	2.89%	0.24%	2.06%	4.14%	3.65%
Portfolio Turnover Rate	253%	238%	554%	93%	170%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the year.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Power Dividend Index Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A

	Year Ended	Year Ended	Year Ended		Period Ended
	June 30,	June 30,	June 30,		June 30,
	2017	2016	2015		2014 (1)
Net asset value, beginning of period	$10.94	$10.78	$11.14		$10.00
Activity from investment operations:
Net investment income (2)	0.29	0.01	0.29		0.17
Net realized and unrealized gain (loss) on investments	0.79	0.38	(0.38)		1.10
Total from investment operations	1.08	0.39	(0.09)		1.27
Less distributions from:
Net investment income	(0.27)	(0.02)	(0.27)		(0.13)
Net realized gains	—	(0.19)	(0.00	) (3)	—
Return of capital	—	(0.02)	—		—
Total distributions	(0.27)	(0.23)	(0.27)		(0.13)
Paid-in-Capital From Redemption Fees (2,3)	0.00	0.00	0.00		0.00
Net asset value, end of period	$11.75	$10.94	$10.78		$11.14
Total return (4)	9.94%	3.75%	(0.81)%		12.79	% (5)
Net assets, at end of period (000s)	$276,098	$162,875	$100,736		$29,407
Ratio of expenses to average net assets	1.45%	1.50%	1.51%		1.75	% (6)
Ratio of net investment income to average net assets	2.49%	0.08%	2.61%		2.46	% (6)
Portfolio Turnover Rate	56%	99%	77%		22	% (5)

(1)	The Power Dividend Index Fund’s Class A shares commenced operations November 7, 2013.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

Power Dividend Index Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C

	Year Ended	Year Ended		Period Ended
	June 30,	June 30,		June 30,
	2017	2016		2015 (1)
Net asset value, beginning of period	$10.88	$10.77		$11.51
Activity from investment operations:
Net investment income (loss) (2)	0.20	(0.07)		0.11
Net realized and unrealized gain (loss) on investments	0.78	0.37		(0.68)
Total from investment operations	0.98	0.30		(0.57)
Less distributions from:
Net investment income	(0.19)	(0.00	) (3)	(0.17)
Net realized gains	—	(0.19)		(0.00	) (3)
Total distributions	(0.19)	(0.19)		(0.17)
Paid-in-Capital From Redemption Fees (2,3)	0.00	0.00		0.00
Net asset value, end of period	$11.67	$10.88		$10.77
Total return (4)	9.07%	2.97%		(4.96	)% (5)
Net assets, at end of period (000s)	$53,076	$30,411		$12,825
Ratio of expenses to average net assets	2.20%	2.25%		2.36	% (6)
Ratio of net investment income (loss) to average net assets	1.73%	(0.66)%		1.72	% (6)
Portfolio Turnover Rate	56%	99%		77	% (7)

(1)	The Power Dividend Index Fund’s Class C shares commenced operations November 25, 2014.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	Annualized.

(7)	Represents the portfolio turnover for the Fund for the entire year ended June 30, 2015.

See accompanying notes to financial statements.

Power Dividend Index Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I

	Year Ended	Year Ended	Year Ended		Period Ended
	June 30,	June 30,	June 30,		June 30,
	2017	2016	2015		2014 (1)
Net asset value, beginning of period	$10.95	$10.78	$11.14		$10.00
Activity from investment operations:
Net investment income (2)	0.32	0.02	0.32		0.18
Net realized and unrealized gain (loss) on investments	0.79	0.40	(0.39)		1.10
Total from investment operations	1.11	0.42	(0.07)		1.28
Less distributions from:
Net investment income	(0.30)	(0.04)	(0.29)		(0.14)
Net realized gains	—	(0.19)	(0.00	) (3)	—
Return of capital	—	(0.02)	—		—
Total distributions	(0.30)	(0.25)	(0.29)		(0.14)
Paid-in-Capital From Redemption Fees (2,3)	0.00	0.00	0.00		0.00
Net asset value, end of period	$11.76	$10.95	$10.78		$11.14
Total return (4)	10.19%	4.05%	(0.59)%		12.79	% (5)
Net assets, at end of period (000s)	$434,322	$273,188	$245,339		$97,896
Ratio of expenses to average net assets	1.20%	1.25%	1.25%		1.50	% (6)
Ratio of net investment income to average net assets	2.71%	0.16%	2.88%		2.68	% (6)
Portfolio Turnover Rate	56%	99%	77%		22	% (5)

(1)	The Power Dividend Index Fund’s Class I shares commenced operations November 7, 2013.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

Power Momentum Index Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class A	Class C	Class I
	Period Ended	Period Ended	Period Ended
	June 30,	June 30,	June 30,
	2017 (1)	2017 (1)	2017 (1)
Net asset value, beginning of period	$10.00	$10.00	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.04)	(0.06)	0.02
Net realized and unrealized gain on investments	0.25	0.24	0.21
Total from investment operations	0.21	0.18	0.23
Less distributions from:
Net investment income	(0.01)	(0.01)	(0.02)
Total distributions	(0.01)	(0.01)	(0.02)
Paid-in-Capital From Redemption Fees (2,3)	0.00	0.00	0.00
Net asset value, end of period	$10.20	$10.17	$10.21
Total return (4,5)	2.14%	1.84%	2.28%
Net assets, at end of period	$184,910	$532,217	$32,496,836
Ratio of expenses to average net assets before Advisory fee waiver (6)	2.37%	3.00%	2.12%
Ratio of net expenses to average net assets (6)	2.25%	3.00%	2.00%
Ratio of net investment income (loss) to average net assets (6)	(0.68)%	(1.25)%	0.29%
Portfolio Turnover Rate (5)	240%	240%	240%

(1)	The Power Momentum Index Fund commenced operations December 23, 2016.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

Power Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2017

1.	ORGANIZATION

The Power Income Fund, Power Dividend Index Fund and Power Momentum Index Fund (each a “Fund” and collectively the “Funds”) each are a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Power Income Fund Class A and Class I shares commenced operations on September 14, 2010. The Power Dividend Index Fund Class A and Class I shares commenced operations on November 7, 2013. Class C shares of both the Power Income Fund and Power Dividend Index Fund commenced operations on November 25, 2014. Class A, Class C and Class I shares of the Power Momentum Index Fund commenced operations on December 23, 2016.

The Funds’ investment objectives are as follows:

Power Income Fund – total return from income and capital appreciation with capital preservation as a secondary objective.

Power Dividend Index Fund – total return from income and capital appreciation. Capital preservation as a secondary objective of the Fund.

Power Momentum Index Fund – capital growth with a secondary objective of generating income.

The Funds each currently offer three classes of shares: Class A shares, Class C shares and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.00%. Class C shares and Class I shares are offered at net asset value. Each class of shares of the Funds have identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders and minimum investment amounts. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Power Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of their net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Power Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2017 for the Funds’ investments measured at fair value:

Power Income Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Fund	$174,719,230	$—	$—	$174,719,230
Short-Term Investments	33,924,897	—	—	33,924,897
Total	$208,644,127	$—	$—	$208,644,127

Power Dividend Index Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$755,102,157	$—	$—	$755,102,157
Short-Term Investments	7,322,506	—	—	7,322,506
Total	$762,424,663	$—	$—	$762,424,663

Power Momentum Index Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$24,402,275	$—	$—	$24,402,275
Exchange Traded Fund	8,552,585	—	—	8,552,585
Short-Term Investments	235,424	—	—	235,424
Total	$33,190,284	$—	$—	$33,190,284

The Funds did not hold any Level 2 or Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the period. It is the Funds’ policy to recognize transfers into or out of any level at the end of the reporting period.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. dollars.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although a potential lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis

Power Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017

treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Federal Income Tax – The Funds intend to comply with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provisions are required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.

Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for Power Income Fund and Power Dividend Index Fund for open tax years ended June 30th, 2014 - 2016, or expected to be taken in the Funds’ June 30, 2017 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year/period ended June 30, 2017, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments were as follows:

	Purchases	Sales
Power Income Fund	$502,039,007	$399,339,326
Power Dividend Index Fund	604,324,312	348,299,165
Power Momentum Index Fund	85,408,342	53,178,332

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

W.E. Donoghue & Co., LLC. serves as the Funds’ investment advisor (the “Advisor”).

Pursuant to investment advisory agreements with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the respective Fund’s average daily net assets. For the year/period ended June 30, 2017, the Advisor earned fees as follows:

Management Fee
Power Income Fund	$2,093,234
Power Dividend Index Fund	6,298,569
Power Momentum Index Fund	119,003

Power Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017

The Advisor has contractually agreed to waive all or part of its management fees and/or make payments to limit the expenses of the Power Income Fund, Power Dividend Index and Power Momentum Index Fund (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) at least until October 31, 2017, so that the total annual operating expenses do not exceed 2.25%, 3.00% and 2.00% of the average daily net assets of Class A, Class C and Class I shares, respectively, of each of the Power Income Fund, Power Dividend Index Fund and the Power Momentum Index Fund. Contractual waivers and expense payments may be recouped by the Advisor from the Funds, to the extent that overall expenses fall below the expense limitation, within three years of the reimbursement. For the period ended June 30, 2017 the Power Momentum Index Fund waived fees in the amount of $15,514 which is subject to recapture until June 30, 2020. During the year ended June 30, 2017 the Power Income Fund and Power Dividend Index Fund did not waive any fees.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to pay for certain distribution activities and shareholder services. Under the Plan, each Fund may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% per year of the average daily net assets of Class C shares for such distribution and shareholder service activities. For the year/period ended June 30, 2017 the Funds incurred distribution fees as follows:

	Class A	Class C
Power Income Fund	$82,661	$36,985
Power Dividend Index Fund	563,807	424,503
Power Momentum Index Fund	71	1,140

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A, Class C and Class I shares. During the year/period ended June 30, 2017 the distributor received underwriter commissions as follows:

		Amount
	Underwriter	Retained By
	Commissions	Principal Underwriter
Power Income Fund	$10,617	$1,804
Power Dividend Index Fund	705,480	123,672
Power Momentum Index Fund	6,933	1,122

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Power Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017

5.	REDEMPTION FEES

The Power Dividend Index Fund and Power Momentum Index Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells his or her shares after holding them for less than 30 days. The redemption fee is paid directly to each of the respective Funds. For the year ended June 30, 2017, the Power Dividend Index Fund assessed $24,777, $71, and $4,740 in redemption fees for Class A, Class C and Class I shares, respectively. For the period ended June 30, 2017 the Power Momentum Index Fund assessed $0, $0, and $273 in redemption fees for Class A, Class C and Class I shares, respectively.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal year/period ended June 30, 2017 and June 30, 2016 was as follows:

	For the year/period ended June 30, 2017		For the year ended June 30, 2016
	Ordinary		Ordinary	Long-Term	Return of
Fund	Income	Total	Income	Capital Gains	Capital	Total
Power Income Fund	$5,857,101	$5,857,101	$1,484,802	$—	$—	$1,484,802
Power Dividend Index Fund	16,265,898	16,265,898	6,327,137	1,676,314	739,401	8,742,852
Power Momentum Index Fund	53,819	53,819	—	—	—	—

As of June 30, 2017, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss		Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Unrealized	Accumulated
Fund	Income	Capital Gains	Forwards	Differences	Late Year Loss	Appreciation	Earnings/(Deficits)
Power Income Fund	$535,842	$—	$(10,485,976)	$—	$—	$3,128,061	$(6,822,073)
Power Dividend Index Fund	1,972,957	—	—	—	—	41,233,573	43,206,530
Power Momentum Index Fund	583,871	—	—	—	—	141,643	725,514

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain/(loss), and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for C-Corporation return of capital distributions.

At June 30, 2017, the Power Income Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Fund	Short-Term	Long-Term	Total	Expiration
Power Income Fund	$10,485,976	$—	$10,485,976	Non-expiring

Permanent book and tax differences, primarily attributable to the reclassification of Fund distributions, and adjustments for C-Corporation return of capital distributions, resulted in reclassifications for the Funds for the fiscal year ended June 30, 2017 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
Fund	Capital	Income (Loss)	Gains (Loss)
Power Income Fund	$—	$—	$—
Power Dividend Index Fund	—	449,656	(449,656)
Power Momentum Index Fund	(21,683)	21,683	—

Power Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2017, the shareholders listed below held, for the benefit of others, more than 25% of an individual Fund and may be deemed to control that Fund. The Funds have no knowledge as to whether all or any portion of the shares owned, by the parties noted below, are also owned beneficially by any party who would be presumed to control the respective Funds.

Shareholder	Fund	Percent
TD Ameritrade, Inc.	Power Income Fund	45.35%
TD Ameritrade, Inc.	Power Dividend Index Fund	31.96%
TD Ameritrade, Inc.	Power Momentum Index Fund	43.95%
Matrix Trust Company	Power Momentum Index Fund	48.76%

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Power Momentum Index Fund (the “Fund”) currently invests a portion of its assets in the iShares 1-3 Year Treasury Bond ETF (the “iShares Portfolio”). The iShares Portfolio seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between one and three years. The Fund may redeem its investment from the iShares Portfolio at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of the iShares Portfolio. The financial statements of the iShares Portfolio, including the portfolio of investments, can be found at the Security and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of June 30, 2017 the percentage of the Fund’s net assets invested in the iShares Portfolio was 25.7%.

9.	NEW ACCOUNTING PRONOUNCEMENT

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there are no additional events requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of Power Income Fund, Power Dividend Index Fund,

and Power Momentum Index Fund

We have audited the accompanying statements of assets and liabilities of Power Income Fund and Power Dividend Index Fund, each a series of shares of beneficial interest in Northern Lights Fund Trust, including the portfolios of investments, as of June 30, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years and periods presented. We have also audited the accompanying statement of assets and liabilities of the Power Momentum Index Fund, a series of shares of beneficial interest in Northern Lights Fund Trust, including the portfolio of investments as of June 30, 2017, and the related statements of operations and changes in net assets and the financial highlights for the period from December 23, 2016 (commencement of operations) through June 30, 2017. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2017 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Power Income Fund, Power Dividend Index Fund, and Power Momentum Index Fund as of June 30, 2017, and the results of their operations, the changes in their net assets, and their financial highlights for each of the years and periods presented, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

August 28, 2017

Power Funds
EXPENSE EXAMPLE (Unaudited)
June 30, 2017

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemptions fees or deferred sales charges on certain redemptions; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 through June 30, 2017.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual*		(5% return before expenses)
	Fund’s	Beginning	Ending		Ending
	Annualized	Account	Account	Expenses	Account	Expenses
	Expense	Value	Value	Paid During	Value	Paid During
	Ratio	1/1/17	6/30/17	Period	6/30/17	Period

Power Income Fund – Class A	1.47%	$1,000.00	$1,022.70	$ 7.37	$1,017.50	$ 7.35
Power Income Fund – Class C	2.22%	$1,000.00	$1,019.20	$11.11	$1,013.79	$11.08
Power Income Fund – Class I	1.22%	$1,000.00	$1,023.90	$ 6.12	$1,018.74	$ 6.11
Power Dividend Index Fund – Class A	1.45%	$1,000.00	$1,028.50	$ 7.29	$1,017.60	$ 7.25
Power Dividend Index Fund – Class C	2.20%	$1,000.00	$1,024.30	$11.04	$1,013.88	$10.99
Power Dividend Index Fund – Class I	1.20%	$1,000.00	$1,029.70	$ 6.04	$1,018.84	$ 6.01
Power Momentum Index Fund – Class A	2.25%	$1,000.00	$1,033.80	$11.35	$1,013.64	$11.23
Power Momentum Index Fund – Class C	3.00%	$1,000.00	$1,030.80	$15.11	$1,009.92	$14.95
Power Momentum Index Fund – Class I	2.00%	$1,000.00	$1,035.30	$10.09	$1,014.88	$ 9.99

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

Power Funds
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2017

SHAREHOLDER VOTING RESULTS

Power Income Fund

At a Special Meeting of Shareholders of the Trust, held at the offices of GFS, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, on September 29, 2016, Trust shareholders of record as of the close of business on July 6, 2016 voted to approve the following proposal:

Proposal 1: To approve a new Investment Advisory Agreement.

Shares Voted	Shares Voted Against
In Favor	or Abstentions
8,481,384	2,777,021

Power Dividend Index Fund

At a Special Meeting of Shareholders of the Trust, held at the offices of GFS, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, on September 29, 2016, Trust shareholders of record as of the close of business on July 6, 2016 voted to approve the following proposal:

Proposal 1: To approve a new Investment Advisory Agreement.

Shares Voted	Shares Voted Against
In Favor	or Abstentions
14,954,389	3,858,241

Power Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2017

Power Momentum Index Fund – Adviser: W.E. Donoghue & Co., Inc. *

In connection with the regular meeting held on March 23 & 24, 2016 the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between W.E. Donoghue & Co., Inc. (“WEDCO”) and the Trust, with respect to Power Momentum Index Fund (“Power Momentum”). In considering the approval of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that the adviser was founded in 1986 and has assets under management and advisement of approximately $1.6 billion. They noted that the adviser specializes in the management of tactical investment strategies for individuals, corporations, institutions, trusts, employee benefit plans and retirement plans. They acknowledged their familiarity with WEDCO because the firm serves as adviser to other series of the Trust, and they considered the investment team’s substantial experience in the financial services industry. They discussed the adviser’s proposed strategy for the fund, as well as the accompanying risks, and they considered the adviser’s methods for mitigating those risks. They noted the adviser’s procedures for monitoring compliance with investment limitations, as well as the adviser’s stated considerations for selecting brokers and attempting to achieve best execution. The Trustees reasoned that through their prior experience with Funds managed by WEDCO, the firm has exhibited a robust compliance and risk management culture with a focus on capital preservation. The Board concluded that the adviser has the potential to provide high quality service to Power Momentum and its future shareholders.

Performance. The Trustees reviewed the investment objective and strategy of Power Momentum, noting in particular that the fund will track a custom rules-based index and will employ a tactical overlay strategy to determine whether to take a bullish or defensive position. They reviewed the backtested performance of the strategy, noting that while the strategy modestly underperformed the benchmark over the 1- and 5-year periods, the strategy substantially outperformed the benchmark over the 10-year period. They discussed the tactical nature of the strategy, and reasoned that even though year-to-year performance can vary, the backtested results indicated that over the long-term the strategy had the potential to provide a reasonable return to shareholders.

Fees and Expenses. The Trustees considered the proposed advisory fee of 1.00%. They noted that the proposed advisory fee was higher than the averages of the peer group and Morningstar category, within the ranges of both, and equal to the highest advisory fee in the peer group. They also noted that the projected net expense ratio was higher than the averages of the peer group and Morningstar category, but within the ranges of both. They considered the resources required to execute the proposed strategy,

Power Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2017

and that the adviser proposed to put an expense limitation in place. After discussion, it was the consensus of the Trustees that the advisory fee was not unreasonable.

Economies of Scale. The Trustees considered whether the adviser will experience economies of scale with respect to the management of Power Momentum. They noted that the adviser had provided estimates of the asset levels at which economies of scale would likely be reached and when the adviser would be willing to discuss breakpoints. The Trustees concluded that economies were unlikely to be reached during the initial term of the agreement, and that the absence of breakpoints was acceptable at this time. They agreed that the matter of economies of scale would be revisited as the size of the fund materially increases.

Profitability. The Trustees reviewed the profitability analysis provided by the adviser. They noted that because Power Momentum had not yet commenced operations, the profitability analysis provided was an estimate based on projected asset growth over the first 24 months of operations. They noted that the adviser anticipated earning a reasonable profit, measured both in dollars and as a percentage of revenues, over the first two years of operations. They reasoned that based on the information provided by the adviser, the estimated profitability was not excessive.

Conclusion. Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure was reasonable and that approval of the advisory agreement was in the best interests of the future shareholders of Power Momentum Index Fund.

* Due to timing of the contract approval schedule, these deliberations may or may not relate to the current performance results of the Fund.

Power Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2017

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office**	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	3	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (since 2014); Altegris KKR Commitments Master Fund (since 2014)
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012)	3	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013); Two Roads Shared Trust (since 2012); Altegris KKR Commitments Master Fund (since 2014); Ramius Archview Credit and Distressed Fund (since 2015); previously, Schroder Global Series Trust (2012 to 02-2017)
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Consultant to small and emerging businesses (since 2000).	3	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (since 2007); Northern Lights Variable Trust (since 2006); previously, AdvisorOne Funds (2004-2013); The World Funds Trust (2010-2013)
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired since 2012. Formerly, Founder, President, and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000-2012).	3	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); Northern Lights Variable Trust (since 2006); previously, CLA Strategic Allocation Fund (2014-2015)
John V. Palancia Born in 1954	Trustee Since 2011	Retired since 2011.	3	Northern Lights Fund Trust (for series not affiliated with the Funds since 2011); Northern Lights Variable Trust (since 2011); Northern Lights Fund Trust III (since 2012); Alternative Strategies Fund (since 2012)
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); President, Auditing Section of the American Accounting Association (2012-2015)	3	Northern Lights Fund Trust (for series not affiliated with the Fund since 2007); Northern Lights Variable Trust (since 2007); Northern Lights Fund Trust III (since 2012); Alternative Strategies Fund (since 2010);

6/30/17 – NLFT_v2

FUND NAME
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2017

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office**	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Andrew Rogers* 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Trustee Since 2013****	President of the Trust (2006-May 2017); Chief Executive Officer, Gemini Alternative Funds, LLC (2013 – April 2017); Chief Executive Officer, Gemini Hedge Fund Services, LLC (2013 – April 2017); Chief Executive Officer, Gemini Fund Services, LLC (2012 – April 2017); President and Manager, Gemini Fund Services, LLC (2006 – 2012)	3	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013)
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	President Since May 2017	President, Gemini Fund Services, LLC (since 2012); Treasurer of the Trust (2006-2017); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, Blu Giant, (2004 - 2013).	N/A	N/A
James Colantino 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since May 2017	Assistant Treasurer of the Trust (2006-2017); Senior Vice President - Fund Administration (2012-Present)	N/A	N/A
Stephanie Shearer 80 Arkay Drive Hauppauge, NY 11788 Born in 1979	Secretary Since March 2017	Assistant Secretary of the Trust (2012-2017); Senior Paralegal, Gemini Fund Services, LLC (since 2013); Paralegal, Gemini Fund Services, LLC (2010- 2013)	N/A	N/A
Lynn Bowley 17605 Wright Street Suite 2, Omaha, NE 68130 Born in 1958	Chief Compliance Officer Since 2007	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2007).	N/A	N/A

Andrew Rogers resigned from his position as President of the Trust effective June 1, 2017.

**	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

***	As of June 30, 2017, the Trust was comprised of 80 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

****	Andrew Rogers is an “Interested Trustee” of the Trust as that term is defined under the 1940 Act, because of his past affiliation with Gemini Fund Services, LLC, the Trust’s Administrator, Fund Accountant and Transfer Agent.

The Funds’ SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-779-7462.

6/30/17 – NLFT_v2

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-779-7462 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-779-7462

INVESTMENT ADVISOR
W.E. Donoghue & Co., LLC
629 Washington Street
Norwood, MA 02062

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, NY 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)       The Registrant’s board of trustees has determined that Mark Gersten, Anthony J. Hertl and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gersten, Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees	2015	2016	2017
	Power Income Fund	$14,200	$14,300	$14,300
	Power Dividend Index Fund	$13,700	$13,800	$13,800
	Power Momentum Index Fund	N/A	N/A	$13,800

(b)	Audit-Related Fees	2015	2016	2017
	Power Income Fund	None	None	None
	Power Dividend Index Fund	None	None	None
	Power Momentum Index Fund	N/A	N/A	N/A

(c)	Tax Fees	2015	2016	2017
	Power Income	$2,000	$2,000	$2,200
	Power Dividend Index Fund	$2,000	$2,000	$2,200
	Power Momentum Index Fund	N/A	N/A	$2,200

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees	2015	2016	2017
	Power Income Fund	None	None	None
	Power Dividend Index Fund	None	None	None
	Power Momentum Index Fund	N/A	N/A	None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

Power Income Fund	2017	2016	2015
Audit-Related Fees:	0.00%	0.00%	0.00%
Tax Fees:	0.00%	0.00%	0.00%
All Other Fees:	0.00%	0.00%	0.00%

Power Dividend Index Fund	2017	2016	2015
Audit-Related Fees:	0.00%	0.00%	0.00%
Tax Fees:	0.00%	0.00%	0.00%
All Other Fees:	0.00%	0.00%	0.00%

Power Momentum Index Fund	2017
Audit-Related Fees:	0.00%
Tax Fees:	0.00%
All Other Fees:	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	2017	2016	2015
Power Income Fund	$2,200	$2,000	$2,000
Power Dividend Index Fund	$2,200	$2,000	$2,000
Power Momentum Index Fund	$2,200	N/A	N/A

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. Vote of security holders is included under item 1.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/6/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/6/17

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 9/6/17